Other current assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Other current assets
Prepaid expenses	€ 111	€ 64
Deposits	4	7
Other	44	29
Closing balance	€ 159	€ 100